Shipbuilding Contracts - Additional Information (Detail) - STX Offshore And Shipbuilding Co., Ltd [Member] $ in Millions		1 Months Ended	2 Months Ended
	Feb. 15, 2016 USD ($)	Apr. 30, 2013 Contract Vessel DWT	Nov. 30, 2013 Vessel	Nov. 30, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonnes | DWT		113,000
Litigation settlement, amount | $	$ 32.4
Number Of Shipbuilding Contracts | Contract		4
Cash and cash equivalents [Member]
Property, Plant and Equipment [Line Items]
Amount of escrow account placed | $				$ 0.6
Orders to Construct Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		4
Additional Order Option Maximum [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		12
Option To Order Exercised [Member]
Property, Plant and Equipment [Line Items]
Number of vessels			8